Statements of operations - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Revenues	$ 4,865,885	$ 20,000	$ 0	$ 633,932
Operating expenses:
Research and development	29,474,535	10,169,362	4,897,152	16,351,005
Acquired in-process research and development			50,000,000	750,000
General and administrative	16,479,678	5,161,909	2,380,645	7,863,256
Total operating expenses	45,954,213	15,331,271	57,277,797	24,964,261
Loss from operations	(41,088,328)	(15,311,271)	(57,277,797)	(24,330,329)
Interest income	117,419	2,107	0	5,520
Net loss	(40,970,909)	(15,309,164)	(57,277,797)	(24,324,809)
Preferred stock dividends	(634,794)	0	0	(707,342)
Net loss applicable to common stockholders	$ (41,605,703)	$ (15,309,164)	$ (57,277,797)	$ (25,032,151)
Basic and diluted net loss per common share (in dollars per share)	$ (1.88)	$ (2.87)	$ (8.44)	$ (4.64)
Weighted average basic and diluted common shares outstanding (in shares)	22,078,269	5,334,609	6,788,396	5,397,599
Pro Forma [Member]
Operating expenses:
Net loss				$ (24,324,809)
Preferred stock dividends				(707,342)
Net loss applicable to common stockholders				$ (25,032,151)
Basic and diluted net loss per common share (in dollars per share)				$ (2.05)
Weighted average basic and diluted common shares outstanding (in shares)				11,894,230